Loss per share - basic and diluted (Tables)	12 Months Ended
Dec. 31, 2020
Loss per share - basic and diluted [Abstract]
Issued share capital - ordinary shares
The weighted average number of shares in the loss per share (“LPS”) calculation, reflects the weighted average total actual shares of Amryt Pharma plc in issue at December 31, 2020.

Issued share capital - ordinary shares of £0.06 each

	Number of shares	Weighted average shares
December 31, 2020	178,801,593	158,591,356
December 31, 2019	154,498,887	75,871,562
December 31, 2018	274,817,283	274,817,283
December 31, 2018, as adjusted	45,802,880	45,802,880

Calculation of Loss per share
The calculation of loss per share is based on the following:
	December 31,
	2020	2019 restated*	2018
Loss after tax attributable to equity holders of the Company (US$’000)	(104,527)	(62,998)	(30,487)
Weighted average number of ordinary shares in issue	158,591,356	75,871,562	45,802,880
Fully diluted average number of ordinary shares in issue	158,591,356	75,871,562	45,802,880
Basic and diluted loss per share (US$)	(0.66)	(0.83)	(0.67)
* see note 27